STOCK-BASED COMPENSATION - Status of restricted stock (Details)	12 Months Ended
Jun. 30, 2020 $ / shares shares
Fair Value per Share 5.11 [Member]
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 5.11
Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 6.45
Restricted Stock [Member]
Outstanding Restricted Shares, Number	320,800
Restricted Stock [Member] | Fair Value per Share 5.11 [Member]
Outstanding Restricted Shares, Number	60,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	3 months 15 days
Restricted Stock [Member] | Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Number	260,800
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 1 month 21 days